681 P-3

                         SUPPLEMENT DATED JULY 14, 2006
                   TO THE PROSPECTUS DATED DECEMBER 1, 2005
                                       OF
             FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND
                             AS SUPPLEMENTED TO DATE


The prospectus is amended as follows:

Effective July 14, 2006, the Fund is closed to new investors. If you are a shareholder of record at that time, you will be able to continue to add to your existing account through reinvestment of dividends or capital gains distributions, but you will not be able to purchase additional shares or acquire additional shares through exchanges. In addition, existing retirement plans and wrap programs with an existing account with full investment discretion may be able to add new participants. The Fund reserves the right to modify this policy at any time.



               Please keep this supplement for future reference.















FGT1 P-3

                         SUPPLEMENT DATED JULY 14, 2006
                   TO THE PROSPECTUS DATED DECEMBER 1, 2005
                                       OF
             FIDUCIARY LARGE CAPITALIZATION GROWTH AND INCOME FUND
                  FIDUCIARY SMALL CAPITALIZATION EQUITY FUND
                   FIDUCIARY EUROPEAN SMALLER COMPANIES FUND
                             AS SUPPLEMENTED TO DATE

The prospectus is amended as follows:

1. Effective July 14, 2006, the Fiduciary European Smaller Companies Fund is closed to new investors. If you are a shareholder of record at that time, you will be able to continue to add to your existing account through reinvestment of dividends or capital gains distributions, but you will not be able to purchase additional shares or acquire additional shares through exchanges. In addition, existing retirement plans and wrap programs with an existing account with full investment discretion may be able to add new participants. The Fund reserves the right to modify this policy at any time.

2. The "Fees and Expenses - Annual Fund Operating Expenses" table on page 33 is revised as follows:

ANNUAL FUND OPERATING EXPENSES     (EXPENSES DEDUCTED FROM FUND ASSETS)
-----------------------------------------------------------------
Management fees                                            1.00%
-----------------------------------------------------------------
Distribution and service (12b-1)                           None
fees(2)
-----------------------------------------------------------------
Other expenses                                             0.51%
-----------------------------------------------------------------
Total annual Fund operating                                1.51%
expenses(3,4)
-----------------------------------------------------------------
Management fee reduction(3,4)                             -0.01%
-----------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES(3,4)                    1.50%
-----------------------------------------------------------------

1. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section.

2. The Fund's board of trustees has approved a Rule 12b-1 plan providing for payment of distribution fees of up to 0.25% per year of the Fund's average net assets. The Fund, however, has not activated the plan and has no current intention to do so.

3. The manager agreed in advance to reduce its fee on assets invested by the Fund in a Franklin Templeton money fund (the Sweep Money Fund). This reduction is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission.

4. Effective July 1, 2006, the manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund (other than certain expenses, including litigation, indemnification, or other extraordinary events) so that total operating expenses do not exceed 1.40%. The manager and administrator may end this arrangement at any time.

               Please keep this supplement for future reference.